Deposits from banks - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Dec. 31, 2019
Disclosure of deposits from banks [table]
Deposits from banks	€ 85,092	€ 78,098		€ 34,826
Net interest income	14,000	13,552
TLTRO [Member]
Disclosure of deposits from banks [table]
Deposits from banks	65,500	€ 59,500
TLTRO III [Member]
Disclosure of deposits from banks [table]
Deposits from banks			€ 6,000
Net interest income recognised from revised interest rate	€ 158